LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–57.91%
INVESTMENT COMPANY–57.91%
Equity Fund–57.91%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	21,443,246	$483,802,516
Total Affiliated Investment (Cost $209,082,922)		483,802,516

UNAFFILIATED INVESTMENTS–41.76%
INVESTMENT COMPANIES–41.76%
Equity Fund–38.63%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	7,451,690	322,732,673
322,732,673
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	26,130,148	$26,130,148
		26,130,148
Total Unaffiliated Investments (Cost $136,986,260)		348,862,821

TOTAL INVESTMENTS–99.67% (Cost $346,069,182)	832,665,337
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	2,744,805
NET ASSETS APPLICABLE TO 38,519,910 SHARES OUTSTANDING–100.00%	$835,410,142

✧✧Standard Class shares.
**Institutional Class shares.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
33	CME E-mini Russell 2000 Index Futures	$4,145,130	$4,226,272	6/18/26	$—	$(81,142)
52	CME E-mini S&P 500 Index Futures	17,083,950	17,492,330	6/18/26	—	(408,380)
20	CME E-mini S&P MidCap 400 Index Futures	6,793,000	6,743,349	6/18/26	49,651	—
Total Futures Contracts					$49,651	$(489,522)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-57.91%@
Equity Fund-57.91%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$515,503,105	$747,610	$27,015,049	$5,779,944	$(11,213,094)	$483,802,516	21,443,246	$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP Dimensional U.S. Equity Managed Volatility Fund–2